Nuveen High Yield Municipal Income ETF [Member] Expense Example - Nuveen High Yield Municipal Income ETF - Nuveen High Yield Municipal Income ETF	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	$ 443